Document and Entity Information	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-38363
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Entity Central Index Key	0001708176
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3235695
Entity Address, Address Line One	2014 Champions Gateway, Suite 100
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44708
City Area Code	330
Local Phone Number	458-9176
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOFV
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false